Shareholder Report, Line Graph (Details) - USD ($)							1 Months Ended	4 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	29 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	40 Months Ended	41 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	52 Months Ended	53 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	64 Months Ended	65 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	76 Months Ended	77 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	88 Months Ended	89 Months Ended	95 Months Ended	96 Months Ended	101 Months Ended	107 Months Ended	108 Months Ended	113 Months Ended	120 Months Ended
	Aug. 14, 2024	Mar. 13, 2019	Nov. 30, 2018	May 15, 2017	Oct. 19, 2016	Mar. 31, 2016	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2025	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000136517
Account Value [Line Items]
Accumulated Value						$ 9,600						$ 10,116						$ 10,535					$ 10,794					$ 11,461					$ 12,269					$ 11,756					$ 11,005					$ 11,278			$ 11,923		$ 12,456
C000136519
Account Value [Line Items]
Accumulated Value						10,000						10,462						10,817					11,002					11,598					12,322					11,722					10,892					11,086			11,636		12,061
C000155968
Account Value [Line Items]
Accumulated Value						10,000						10,539						10,980					11,250					11,943					12,779					12,251					11,467					11,750			12,421		12,969
C000136520
Account Value [Line Items]
Accumulated Value						2,000,000						2,113,208						2,208,211					2,269,078					2,416,413					2,593,295					2,493,162					2,339,980					2,406,449			2,551,553		2,671,947
C000136510
Account Value [Line Items]
Accumulated Value						9,700						10,382						10,746					10,931					9,793					11,689					11,999					12,339					13,727			14,418		14,853
C000136511
Account Value [Line Items]
Accumulated Value						10,000						10,626						10,918					11,024					9,801					11,613					11,832					12,078					13,336			13,904		14,217
C000155966
Account Value [Line Items]
Accumulated Value						10,000						10,701						11,076					11,267					10,094					12,048					12,367					12,718					14,147			14,859		15,307
C000136512
Account Value [Line Items]
Accumulated Value						2,000,000						2,145,366						2,225,891					2,269,702					2,038,311					2,438,403					2,509,866					2,586,237					2,883,642			3,035,977		3,134,924
C000152101
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 9,983						$ 8,966						$ 10,725					$ 11,038					$ 11,391					$ 12,704					$ 13,374					$ 13,811
C000136514
Account Value [Line Items]
Accumulated Value						9,600						11,239						11,624					11,963					10,954					13,412					13,492					13,137					14,519			15,463		16,237
C000136516
Account Value [Line Items]
Accumulated Value						10,000						11,618						11,940					12,189					11,080					13,453					13,423					12,968					14,220			15,033		15,671
C000155967
Account Value [Line Items]
Accumulated Value						10,000						11,726						12,129					12,466					11,427					13,966					14,032					13,665					15,104			16,087		16,879
C000136513
Account Value [Line Items]
Accumulated Value						2,000,000						2,351,022						2,439,735					2,514,341					2,311,180					2,832,366					2,855,572					2,786,513					3,089,743			3,298,049		3,469,317
C000152102
Account Value [Line Items]
Accumulated Value				$ 10,000							$ 10,236						$ 10,562					$ 9,717					$ 11,927					$ 12,038					$ 11,756					$ 13,035					$ 13,919			$ 14,646
C000136507
Account Value [Line Items]
Accumulated Value						9,775						10,251						10,474					10,658					10,775					11,463					11,247					11,249					11,905			12,639		13,199
C000136508
Account Value [Line Items]
Accumulated Value						10,000						10,411						10,562					10,664					10,705					11,299					11,008					10,923					11,474			12,092		12,534
C000155965
Account Value [Line Items]
Accumulated Value						10,000						10,487						10,715					10,903					11,023					11,726					11,506					11,508					12,179			12,925		13,492
C000136509
Account Value [Line Items]
Accumulated Value						2,000,000						2,102,994						2,155,056					2,197,491					2,228,004					2,375,161					2,337,285					2,342,433					2,486,296			2,645,292		2,769,302
C000152100
Account Value [Line Items]
Accumulated Value		10,000					10,019						10,157						10,833					10,656					10,684					11,345					12,077					12,650
C000136521
Account Value [Line Items]
Accumulated Value						9,600						10,756						11,107					11,154					10,613					12,574					12,393					12,026					12,982			13,906		14,624
C000136522
Account Value [Line Items]
Accumulated Value						10,000						11,126						11,400					11,368					10,735					12,621					12,347					11,892					12,743			13,559		14,148
C000155969
Account Value [Line Items]
Accumulated Value						10,000						11,219						11,584					11,633					11,069					13,112					12,923					12,541					13,536			14,488		15,226
C000136523
Account Value [Line Items]
Accumulated Value						2,000,000						2,249,945						2,332,085					2,351,464					2,246,643					2,671,632					2,644,013					2,575,258					2,790,587			2,999,776		3,164,698
C000152104
Account Value [Line Items]
Accumulated Value		10,000					10,005						9,556						11,367					11,249					10,961					11,878					12,769					13,471
C000136524
Account Value [Line Items]
Accumulated Value						9,600						9,546						9,868					10,338					10,683					11,320					10,462					10,225					10,416			10,630		11,187
C000136525
Account Value [Line Items]
Accumulated Value						10,000						9,868						10,125					10,529					10,800					11,360					10,420					10,107					10,219			10,350		10,811
C000155970
Account Value [Line Items]
Accumulated Value						10,000						9,943						10,283					10,772					11,123					11,795					10,892					10,645					10,854			11,067		11,655
C000136526
Account Value [Line Items]
Accumulated Value						2,000,000						1,993,555						2,065,881					2,169,696					2,247,805					2,387,702					2,212,322					2,167,674					2,213,841			2,265,266		2,389,796
C000136527
Account Value [Line Items]
Accumulated Value						9,600						10,183						10,590					10,835					11,498					12,350					11,938					11,169					11,508			12,189		12,770
C000136528
Account Value [Line Items]
Accumulated Value						10,000						10,530						10,869					11,037					11,625					12,394					11,891					11,042					11,292			11,871		12,339
C000155971
Account Value [Line Items]
Accumulated Value						10,000						10,615						11,038					11,293					11,984					12,873					12,443					11,642					11,996			12,706		13,306
C000136529
Account Value [Line Items]
Accumulated Value						2,000,000						2,129,041						2,221,392					2,279,123					2,426,384					2,612,642					2,532,798					2,376,608					2,455,879			2,608,468		2,740,503
C000152106
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 10,062						$ 10,501						$ 10,774					$ 11,465					$ 12,349					$ 11,973					$ 11,232					$ 11,612			$ 12,344			$ 12,970
C000205703
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,062						$ 10,086						$ 10,375					$ 10,256					$ 10,479					$ 11,263					$ 11,954					$ 12,472
C000205704
Account Value [Line Items]
Accumulated Value						2,000,000						2,045,884						2,082,598					2,129,712					2,138,487					2,205,334					2,187,758					2,240,969					2,414,573			2,568,588		2,687,781
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 10,091						$ 10,530
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000									$ 10,091						$ 10,530
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000					10,126						11,030						11,109					10,648					10,139					10,311					10,814					11,284
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value				10,000							10,045						10,495					11,432					11,513					11,036					10,508					10,687					11,208			11,695
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000					10,126						11,030						11,109					10,648					10,139					10,311					10,814					11,284
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000					10,126						11,030						11,109					10,648					10,139					10,311					10,814					11,284
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,015						10,282					10,835					11,252					11,872					11,342					11,371					11,726			11,869		12,379
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,015						10,282					10,835					11,252					11,872					11,342					11,371					11,726			11,869		12,379
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,015						10,282					10,835					11,252					11,872					11,342					11,371					11,726			11,869		12,379
Bloomberg Municipal Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,003,081						2,056,336					2,167,066					2,250,474					2,374,438					2,268,321					2,274,180					2,345,281			2,373,886		2,475,782
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,044						10,165					10,620					11,569					11,651					11,168					10,633					10,814			11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value					$ 10,000				$ 9,820						$ 9,938						$ 10,383					$ 11,310					$ 11,391					$ 10,918					$ 10,396					$ 10,573			$ 11,089			$ 11,571
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000					10,483						11,419						11,500					11,023					10,496					10,674					11,195					11,682
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,008,812						2,032,978					2,124,067					2,313,827					2,330,260					2,233,505					2,126,668					2,162,781			2,268,317		2,366,958
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value						10,000						10,974						11,483					11,865					10,737					12,967					13,384					13,669					15,364			16,442		17,229
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value						10,000						10,974						11,483					11,865					10,737					12,967					13,384					13,669					15,364			16,442		17,229
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value						10,000						10,974						11,483					11,865					10,737					12,967					13,384					13,669					15,364			16,442		17,229
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,194,832						2,296,639					2,373,062					2,147,382					2,593,386					2,676,931					2,733,753					3,072,807			3,288,419		3,445,923
S&P UBS Leveraged Loan Index
Account Value [Line Items]
Accumulated Value		10,000					9,987						9,038						10,915					11,267					11,508					12,935					13,844					14,502
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value						10,000						11,639						12,079					12,796					11,908					14,732					14,635					14,146					15,723			16,933		18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value						10,000						11,639						12,079					12,796					11,908					14,732					14,635					14,146					15,723			16,933		18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value						10,000						11,639						12,079					12,796					11,908					14,732					14,635					14,146					15,723			16,933		18,119
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,327,771						2,415,780					2,559,109					2,381,603					2,946,461					2,927,042					2,829,136					3,144,648			3,386,508		3,623,895
Bloomberg U.S. Corporate High Yield Index
Account Value [Line Items]
Accumulated Value				$ 10,000							$ 10,224						$ 10,830					$ 10,079					$ 12,469					$ 12,387					$ 11,972					$ 13,307					$ 14,330			$ 15,337
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value [Line Items]
Accumulated Value						10,000						10,074						10,099					10,407					10,889					11,018					10,698					10,723					11,105			11,728		12,201
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value [Line Items]
Accumulated Value						10,000						10,074						10,099					10,407					10,889					11,018					10,698					10,723					11,105			11,728		12,201
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value [Line Items]
Accumulated Value						10,000						10,074						10,099					10,407					10,889					11,018					10,698					10,723					11,105			11,728		12,201
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,014,822						2,019,841					2,081,481					2,177,783					2,203,662					2,139,513					2,144,689					2,220,994			2,345,606		2,440,184
Bloomberg U.S. Aggregate Bond 1-3 Year Total Return Index
Account Value [Line Items]
Accumulated Value		10,000					10,044						10,509						10,634					10,325					10,349					10,718					11,319					11,774
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value						10,000						10,036						10,147					10,362					10,596					10,609					10,615					10,881					11,451			12,021		12,502
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value						10,000						10,036						10,147					10,362					10,596					10,609					10,615					10,881					11,451			12,021		12,502
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value						10,000						10,036						10,147					10,362					10,596					10,609					10,615					10,881					11,451			12,021		12,502
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,007,125						2,029,397					2,072,494					2,119,211					2,121,702					2,123,034					2,176,210					2,290,295			2,404,176		2,500,304
ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value		$ 10,000					$ 10,013						$ 10,238						$ 10,251					$ 10,257					$ 10,514					$ 11,065					$ 11,615					$ 12,080
Bloomberg Municipal Long Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,039						10,508					11,124					11,670					12,489					11,827					11,396					11,863			11,942		12,328
Bloomberg Municipal Long Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,039						10,508					11,124					11,670					12,489					11,827					11,396					11,863			11,942		12,328
Bloomberg Municipal Long Bond Index
Account Value [Line Items]
Accumulated Value						10,000						10,039						10,508					11,124					11,670					12,489					11,827					11,396					11,863			11,942		12,328
Bloomberg Municipal Long Bond Index
Account Value [Line Items]
Accumulated Value						2,000,000						2,007,782						2,101,653					2,224,842					2,334,005					2,497,926					2,365,459					2,279,301					2,372,601			2,388,505		2,465,642
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,078						$ 10,288						$ 10,297					$ 10,302					$ 10,570					$ 11,139					$ 11,699					$ 12,182
Bloomberg 1-3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value						$ 2,000,000						$ 2,006,031						$ 2,027,034					$ 2,069,353					$ 2,112,399					$ 2,114,375					$ 2,115,519					$ 2,170,522					$ 2,287,185			$ 2,402,184		$ 2,501,274